Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 51,368
Employer	28,541
Rollover	4,979
Total Contributions	84,888
Investment income
Plan interest in Master Trust investment income	339,803
Interest income from notes receivable from participants	1,405
Other income	387
Total investment income	341,595
Total additions, net	426,483
Deductions from net assets attributed to
Benefits paid to participants	226,096
Administrative expenses	736
Total deductions	226,832
Net increase in net assets available for benefits before net transfers	199,651
Transfers as a result of transferred employees	199
Net Assets Available for Benefits
Net assets available for benefits, beginning of year	1,982,693
Net assets available for benefits, end of year	$ 2,182,543